Income (Loss) Per Share (Details) - Schedule of Computation of Basic and Diluted Loss Per Common Share (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Computation of Basic and Diluted Loss Per Common Share [Abstract]
Weighted Average Shares Outstanding Diluted (in Shares)	141,739,601	79,385,028	10,151,051
Loss per share- diluted	$ (0.65)	$ (0.33)	$ (0.79)
Net loss per share from continuing operations diluted	(0.68)	(0.17)	(0.81)
Net (loss) income per share from discontinued operations diluted	$ 0.03	$ (0.16)	$ 0.02